Taxes (Details) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2018	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020
Taxes (Details) [Line Items]
Assessable profit			$ 2,000,000	$ 2
Valuation allowance deferred tax assets (in Dollars)		$ 158,621	$ (145,632)		$ 7,037
HONG KONG
Taxes (Details) [Line Items]
Profit tax rate	16.50%		16.50%	16.50%	16.50%
HONG KONG | Ehub [Member]
Taxes (Details) [Line Items]
Profit tax rate			8.25%	8.25%
Assessable profit				$ 2
HONG KONG | Minimum [Member]
Taxes (Details) [Line Items]
Profit tax rate			8.25%	8.25%
HONG KONG | Maximum [Member]
Taxes (Details) [Line Items]
Profit tax rate			16.50%	16.50%
PRC [Member]
Taxes (Details) [Line Items]
Profit tax rate			25.00%	25.00%
PRC [Member] | HNTE [Member]
Taxes (Details) [Line Items]
Profit tax rate			15.00%	15.00%		15.00%
PRC [Member]
Taxes (Details) [Line Items]
Valuation allowance deferred tax assets (in Dollars)			$ 406,760		$ 576,432